Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Details) $ in Thousands			1 Months Ended										2 Months Ended	12 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 02, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 15, 2022 USD ($)	Jun. 08, 2022 USD ($)	Sep. 30, 2020 USD ($)	May 31, 2019 USD ($)
Finance Lease, Liability			$ 26,561											$ 26,561	$ 0
Finance Lease, Right-of-Use Asset, Amortization														817	3,284	$ 7,489
Sale Leaseback Transaction, Net Book Value			$ 39,211											39,211
Finance Lease, Interest Expense														$ 950	$ 2,109	$ 4,661
Number of Dry-bulk Vessels			42											42	45
Vela and Vulpecula [Member]
Sales-type Lease, Selling Profit (Loss)													$ 29,579
Sales-type Lease, Lease Income														$ 41,299
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]														Voyage revenue (Note 19)
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		4 years 9 months
Direct Financing Lease, Lease Receivable																		$ 9,479
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 6,916											$ 6,916
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years 6 months
Direct Financing Lease, Lease Receivable																		$ 8,439
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable																		$ 15,194
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			13,479											13,479
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Direct Financing Lease, Lease Receivable																		$ 6,515
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			5,940											5,940
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			11,219											11,219
Number of Dry-bulk Vessels												1
Payments to Acquire Lease Receivables												$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			11,314											11,314
Number of Dry-bulk Vessels											1
Payments to Acquire Lease Receivables											$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years			5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			9,290											9,290
Number of Dry-bulk Vessels										1			1
Payments to Acquire Lease Receivables										$ 10,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			8,442											8,442
Number of Dry-bulk Vessels									1
Payments to Acquire Lease Receivables									$ 9,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			9,547											9,547
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			9,645											9,645
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			9,645											9,645
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			9,645											9,645
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			12,489											12,489
Payments to Acquire Lease Receivables							$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			12,489											12,489
Payments to Acquire Lease Receivables							$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			8,218											8,218
Number of Dry-bulk Vessels						1
Payments to Acquire Lease Receivables						$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			13,705											13,705
Payments to Acquire Lease Receivables						$ 14,400
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			8,276											8,276
Number of Dry-bulk Vessels					1
Payments to Acquire Lease Receivables					$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 7,822											$ 7,822
Number of Dry-bulk Vessels				1
Payments to Acquire Lease Receivables				$ 8,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 11,853											$ 11,853
Number of Dry-bulk Vessels			1											1
Payments to Acquire Lease Receivables														$ 12,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 11,557											$ 11,557
Number of Dry-bulk Vessels			1											1
Payments to Acquire Lease Receivables			$ 11,700
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 7,260											$ 7,260
Number of Dry-bulk Vessels			1											1
Payments to Acquire Lease Receivables			$ 7,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 6,389											$ 6,389
Number of Dry-bulk Vessels			1											1
Payments to Acquire Lease Receivables														$ 6,485
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss			$ 13,896											$ 13,896
Number of Dry-bulk Vessels			1											1
Payments to Acquire Lease Receivables														$ 14,000
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)		7 years
Sale and Leaseback Transaction, Additional Amount																					$ 12,000	$ 12,000
Reclassified to Vessels and Advances, Net																				$ 152,982
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)	7 years
Reclassified to Vessels and Advances, Net																			$ 34,924
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																	$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																	6.04%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 23,113											$ 23,113